Shareholder Report, Holdings (Details)	May 31, 2025
Sound Enhanced Fixed Income ETF | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Enhanced Fixed Income ETF | Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sound Enhanced Fixed Income ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sound Enhanced Fixed Income ETF | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sound Enhanced Fixed Income ETF | AllianceBernstein Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sound Enhanced Fixed Income ETF | Golub Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sound Enhanced Fixed Income ETF | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ETF | PennantPark Floating Rate Capital Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ETF | Goodyear Tire & Rubber Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sound Enhanced Fixed Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sound Enhanced Fixed Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Sound Enhanced Fixed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Sound Enhanced Fixed Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Sound Enhanced Fixed Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Sound Enhanced Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Sound Enhanced Fixed Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Sound Enhanced Fixed Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Sound Enhanced Fixed Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Sound Equity Dividend Income ETF | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sound Equity Dividend Income ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sound Equity Dividend Income ETF | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sound Equity Dividend Income ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sound Equity Dividend Income ETF | Greif, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Equity Dividend Income ETF | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Equity Dividend Income ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Equity Dividend Income ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Sonoco Products Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Equity Dividend Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Sound Equity Dividend Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Sound Equity Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Sound Equity Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Sound Equity Dividend Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sound Equity Dividend Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Sound Equity Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Sound Equity Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sound Equity Dividend Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Sound Equity Dividend Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%